Principal Accounting Policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues		$ 678,269	¥ 4,663,440	¥ 2,184,816	¥ 796,904
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 646,185	4,442,845	2,069,536	791,978
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]		¥ 220,595	¥ 115,280	¥ 4,926

[1]	Other revenues mainly include advertising and online games revenues.